Employee Benefit Plans - Components of Periodic Benefit Cost (Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Nonqualified and Other Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service Cost	$ 3	$ 3	[1]	$ 4
Interest Cost	152	163	[1]	167
Expected Return on Plan Assets	(141)	(138)		(148)
Amortization of Transition Obligation	0	0		0
Amortization of Prior Service Cost (Credits)	(8)	(8)		(8)
Amortization Of Net Actuarial Loss (Gain)	16	10		5
Recognized Gain (Loss) Due to Settlements and Curtailments	3	17		2
Net Periodic Benefit Cost	25	47		22
Weighted-Average Assumptions, Discount Rate	5.20%	5.75%		6.00%
Weighted-Average Assumptions, Expected Return on Plan Assets	5.25%	5.25%		5.25%
Weighted-Average Assumptions, Rate of Compensation increase	4.00%	4.00%		4.00%
Postretirement Health and Life Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service Cost	15	14	[1]	16
Interest Cost	80	92	[1]	93
Expected Return on Plan Assets	(9)	(9)		(8)
Amortization of Transition Obligation	31	31		31
Amortization of Prior Service Cost (Credits)	4	6		0
Amortization Of Net Actuarial Loss (Gain)	(17)	(49)		(77)
Recognized Gain (Loss) Due to Settlements and Curtailments	0	0		0
Net Periodic Benefit Cost	104	85		55
Weighted-Average Assumptions, Discount Rate	5.10%	5.75%		6.00%
Weighted-Average Assumptions, Expected Return on Plan Assets	8.00%	8.00%		8.00%
Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service Cost	423	397	[1]	387
Interest Cost	746	748	[1]	740
Expected Return on Plan Assets	(1,296)	(1,263)		(1,231)
Amortization of Prior Service Cost (Credits)	20	28		39
Amortization Of Net Actuarial Loss (Gain)	387	362		377
Recognized Gain (Loss) Due to Settlements and Curtailments	0	0		0
Recognized Termination Benefit Costs	0	0		36
Net Periodic Benefit Cost	280	272		348
Weighted-Average Assumptions, Discount Rate	5.45%	5.75%		6.00%
Weighted-Average Assumptions, Expected Return on Plan Assets	8.00%	8.00%		8.00%
Weighted-Average Assumptions, Rate of Compensation increase	4.00%	4.00%		4.00%
Non-U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service Cost	43	32	[1]	30
Interest Cost	99	95	[1]	76
Expected Return on Plan Assets	(115)	(97)		(74)
Amortization of Prior Service Cost (Credits)	0	0		0
Amortization Of Net Actuarial Loss (Gain)	0	(1)		0
Recognized Gain (Loss) Due to Settlements and Curtailments	0	0		(2)
Recognized Termination Benefit Costs	0	0		0
Net Periodic Benefit Cost	$ 27	$ 29		$ 30
Weighted-Average Assumptions, Discount Rate	5.32%	5.41%		5.55%
Weighted-Average Assumptions, Expected Return on Plan Assets	6.58%	6.60%		6.78%
Weighted-Average Assumptions, Rate of Compensation increase	4.85%	4.67%		4.61%

[1]	The measurement date for the Qualified Pension Plans, Non-U.S. Pension Plans, Nonqualified and Other Pension Plans, and Postretirement Health and Life Plans was December 31 of each year reported.